ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS

3.	ACQUISITIONS

Agree

In July 2009, the Group acquired 100% equity interest of Agree Zhuhai and its affiliates (collectively, "Agree").  The initial consideration included US$7,320 in cash and 4,866,180 ordinary shares of the Company with a fair value of US$1.25 per share estimated by American Appraisal, an independent valuation firm, on the acquisition date.  In addition, the Group agreed to pay a performance-based consideration to Agree in cash between RMB63,000,000 (approximately US$9,265) and RMB75,000,000 (approximately US$11,029) no later than January 1, 2012 as determined using a specified formula based on Agree's earnings in 2009 and 2010, of which the fair value on the acquisition date was US$8,303 estimated by American Appraisal.  Therefore the total consideration was US$21,718.  The cash portion was fully paid in July 2009 and the ordinary shares were issued in September 2009.  Agree provides comprehensive software solutions for automating teller systems and branch operations to customers in the financial services industry in China through developing financial software platforms and applications.  The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Agree have been included in the Group's consolidated financial statements since the date of acquisition. US$8,082 of net revenues generated by Agree in the year of 2009 was included in the Group's consolidated statement of operations for 2009.

The purchase consideration of US$21,718 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives
Cash	1,635
Restricted Cash	739
Accounts receivable	6,656
Inventory	55
Other current assets	785
Property and equipment, net	426
Intangible assets:
Trade name	4,285	Indefinite
Contract backlogs	642	1 year
Customer relationships	5,239	4.5 years
Other current liabilities	(2,619)
Deferred tax liabilities	(1,026)
Goodwill	4,901

Total	21,718

Tansun

On December 30, 2009, the Group acquired 100% equity interest of Tansun Beijing and its affiliates (collectively "Tansun").  The initial consideration included US$8,790 in cash and 3,932,000 ordinary shares of the Company with a fair value of US$1.47 per share estimated by American Appraisal, an independent valuation firm, on the acquisition date.  In addition, the Group agreed to pay a performance-based consideration in cash up to RMB40,000,000 (approximately US$5,860) as determined using a specified formula based on Tansun's earnings in 2010 and 2011, of which the fair value on the acquisition date was US$3,969 estimated by American Appraisal.  Therefore the total consideration was US$18,519.  The cash portion US$ 8,359 was paid during 2010 and the ordinary shares were issued in May 2010. Tansun provides core business and enterprise software solutions and services for the financial services industry in China, including the consultation, design, development, implementation, testing and maintenance for key functions, such as corporate loan, risk management, supply chain financing, commercial loan, cash management, and internal collaboration and workflow.  The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Tansun have been included in the Group's consolidated financial statements since the date of acquisition.

The purchase consideration of US$18,519 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Cash	1,835
Accounts receivable	3,539
Other current assets	705
Property and equipment, net	1,088
Intangible assets:
Trade name	3,024	Indefinite
Contract backlogs	584	3.5 year
Customer relationships	2,580	4 years
Completed technology	3,602	5 years
Bank borrowings	(1,428)
Other current liabilities	(3,978)
Bank borrowings, less current portion	(374)
Deferred tax liabilities	(1,379)
Goodwill	8,721

Total	18,519

As of December 31, 2011, the Company had paid RMB7,500,000 (approximately US$1,176) in the year of 2011, and the remaining RMB12,500,000 (approximately US$1,986) was reflected in consideration payable in connection with business acquisition as of December 31, 2011 (see note 14).

Dimension

On January 1, 2011, the Company acquired 100% equity interest of Dimension InfoTech Co. Ltd and its affiliates (collectively, "Dimension"), which provide SAP project implementation and SAP-based customized solutions. The initial consideration includes US$4,000 in cash and 1,152,352 ordinary shares of the Company with a fair value of US$5,341 based on the closing market price of the Company's ADSs on the acquisition date. 30% of the ordinary shares are restricted from transfer or sale for one year from the acquisition date and 70% are restricted from transfer or sale for two years from the acquisition date. In addition, the Company agreed to pay a performance-based contingent consideration to Dimension in cash as determined using a specified formula based on Dimension’s earnings in 2011 and 2012, of which the fair value on the acquisition date was US$5,155 estimated by American Appraisal. As a result, the total consideration as of the date of acquisition was US$14,496. The cash portion US$ 4,000 was paid during 2011 and the ordinary shares were issued in August 2011.

The transaction was accounted for as a business combination using the acquisition method of accounting.  The operating results of Dimension have been included in the Group’s consolidated financial statements since the date of acquisition.

The purchase consideration of US$14,496 was allocated as follows as of the acquisition date:

		Weighted average
	Amounts	useful lives

Cash	1,506
Term deposits	303
Accounts receivable	3,593
Prepaid expenses and other receivable	1,021
Property and equipment, net	146
Intangible assets:
Trade name	2,197	Indefinite
Contract backlogs	641	1 year
Customer relationships	727	5 years
Non-compete agreement	782	3 years
Accounts payable	(1,091)
Deferred revenue	(129)
Income taxes payable	(79)
Accrued expenses and other payables	(982)
Deferred tax liabilities	(652)
Goodwill	6,513

Total	14,496

As of December 31, 2011, since Dimension reached the aforementioned earnings requirement for 2011, RMB19,800,000 (approximately US$3,147) was reflected in consideration payable in connection with business acquisition as of December 31, 2011 (see note 14).

No supplemental information on a pro forma basis has been presented for the above acquisitions as such information is not available without unreasonable effort and cost.